Equity (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in equity [abstract]
Shares outstanding at the biginning of the period	328,855,412	327,788,874
Treasury Shares Shares	(350,006)	15,000
Long-Term Incentive Plan	1,058,509	1,066,538
Repurchase of common shares	(547,543)	(15,000)
Shares outstanding at the end of the period	329,016,372	328,855,412